MATERIAL ACCOUNTING POLICY INFORMATION (Details)	12 Months Ended
Mar. 31, 2024
Cash
Statement [Line Items]
Classification	Amortized cost
Marketable Securities
Statement [Line Items]
Classification	FVTOCI
Restricted Cash
Statement [Line Items]
Classification	Amortized cost
Amounts Receivable and Other Assets
Statement [Line Items]
Classification	Amortized cost
Balance Due to Related Parties
Statement [Line Items]
Classification	Amortized cost
Number of Common Shares
Statement [Line Items]
Classification	Amortized cost